Share-Based Compensation (Details 2) - ₪ / shares	1 Months Ended	12 Months Ended
	May 28, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Dividend yield (%)	2.50%
Expected volatility of the share prices (%)		53.00%	53.00%	82.00%
Risk-free interest rate (%)		2.90%	1.50%	2.10%
Expected life of share options (years)		7 years 6 months	7 years 9 months 18 days	8 years 9 months 18 days
Share price (NIS)		₪ 23.6	₪ 0.45	₪ 0.32